CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares None in scaling factor is -9223372036854775296	Mar. 31, 2015	Mar. 31, 2014
Common stock, without a stated value
Common stock, Authorized shares	17,460,000,000	17,460,000,000
Common stock, Issued shares	4,085,772,000	4,365,000,000
Common stock, Outstanding shares	3,881,483,855	4,146,760,100
Treasury stock, shares	204,288,145	218,239,900